Information on Subsidiaries	12 Months Ended
Dec. 31, 2018
Information on Subsidiaries [Abstract]
Disclosure of subsidiaries [text block]

Information on Subsidiaries

Composition of the Group

Deutsche Bank AG is the direct or indirect holding company for the Group’s subsidiaries.

The Group consists of 707 (2017: 845) consolidated entities, thereof 251 (2017: 305) consolidated structured entities. 506 (2017: 612) of the entities controlled by the Group are directly or indirectly held by the Group at 100 % of the ownership interests (share of capital). Third parties also hold ownership interests in 201 (2017: 233) of the consolidated entities (noncontrolling interests). As of December 31, 2017 and 2018, one subsidiary has material noncontrolling interests. Noncontrolling interests for all other subsidiaries are neither individually nor cumulatively material to the Group.

Subsidiaries with significant non-controlling interests

	Dec 31, 2018	Dec 31, 2017
DWS Group GmbH & Co. KGaA
Proportion of ownership interests and voting rights held by non-controlling interests	20.51%	0%
Place of business	Global	Global

in € m	Dec 31, 2018	Dec 31, 2017
Net income attributable to non-controlling interests	58	0
Accumulated non-controlling interests of the subsidiary	1,355	0
Dividends paid to non-controlling interests	0	0
Summarised financial information:
Total assets	10,694	11,226
Total liabilities	4,155	4,860
Total net revenues	2,259	2,509
Net income (loss)	391	634
Total comprehensive income (loss), net of tax	589	604

Significant restrictions to access or use the Group’s assets

Statutory, contractual or regulatory requirements as well as protective rights of noncontrolling interests might restrict the ability of the Group to access and transfer assets freely to or from other entities within the Group and to settle liabilities of the Group.

Since the Group did not have any material noncontrolling interests at the balance sheet date, any protective rights associated with these did not give rise to significant restrictions.

The following restrictions impact the Group’s ability to use assets:

  The Group has pledged assets to collateralize its obligations under repurchase agreements, securities financing transactions, collateralized loan obligations and for margining purposes for OTC derivative liabilities.
  The assets of consolidated structured entities are held for the benefit of the parties that have bought the notes issued by these entities.
  Regulatory and central bank requirements or local corporate laws may restrict the Group’s ability to transfer assets to or from other entities within the Group in certain jurisdictions.

Restricted assets

	Dec 31, 2018		Dec 31, 2017
in € m.	Total assets	Restricted assets	Total assets	Restricted assets
Interest-earning deposits with banks	176,022	188	210,481	772
Financial assets at fair value through profit or loss	573,344	48,320	636,970	58,210
Financial assets available for sale	N/A	N/A	49,397	9,915
Financial assets at fair value through other comprehensive income	51,182	4,375	N/A	N/A
Loans at amortized cost	400,297	76,573	401,699	71,971
Other	147,293	1,991	176,186	13,594
Total	1,348,137	131,447	1,474,732	154,462

The table above excludes assets that are not encumbered at an individual entity level but which may be subject to restrictions in terms of their transferability within the Group. Such restrictions may be based on local connected lending requirements or similar regulatory restrictions. In this situation, it is not feasible to identify individual balance sheet items that cannot be transferred. This is also the case for regulatory minimum liquidity requirements. The Group identifies the volume of liquidity reserves in excess of local stress liquidity outflows. The aggregate amount of such liquidity reserves that are considered restricted for this purpose is € 34.9 billion as of December 31, 2018 (as of December 31, 2017: € 23.5 billion).